Note 19 - Capital Management - Components of Capital (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Cash	$ 4,974,478	$ 14,376,282	$ 14,409,996	$ 11,287,864
Shareholders' equity	$ 141,704,566